Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	In Thousands
	2020	2019
Deferred tax asset:
Federal	$9,500	7,444
State	2,913	2,240
	12,413	9,684
Deferred tax liability:
Federal	(4,000)	(2,666)
State	(1,324)	(882)
	(5,324)	(3,548)
Net deferred tax asset	$7,089	6,136
	In Thousands
	2020	2019
Financial statement allowance for loan losses in excess of tax allowance	$9,840	7,283
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,461)	(2,976)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,253	1,193
Writedown of other real estate not deductible for income tax purposes until sold	—	157
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized gain on securities available-for-sale	(2,535)	(245)
Equity based compensation	854	625
Other items, net	465	426
Net deferred tax asset	$7,089	6,136

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	In Thousands
	Federal	State	Total
2020
Current	$11,383	1,539	12,922
Deferred	(2,503)	(801)	(3,304)
Total	$8,880	738	9,618
2019
Current	$10,134	1,411	11,545
Deferred	(335)	(143)	(478)
Total	$9,799	1,268	11,067
2018
Current	$8,310	721	9,031
Deferred	(136)	(112)	(248)
Total	$8,174	609	8,783

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	In Thousands
	2020	2019	2018
Computed “expected” tax expense	$10,103	9,893	8,689
State income taxes, net of Federal income tax benefit	552	1,056	432
Tax exempt interest, net of interest expense exclusion	(245)	(186)	(226)
Earnings on cash surrender value of life insurance	(173)	(170)	(177)
Expenses not deductible for tax purposes	14	37	16
Equity based compensation	(6)	15	(39)
Other	(627)	422	88
	$9,618	11,067	8,783